SHARE CAPITAL	12 Months Ended
Dec. 31, 2022
SHARE CAPITAL
SHARE CAPITAL

18.SHARE CAPITAL

Denison is authorized to issue an unlimited number of common shares without par value. A continuity summary of the issued and outstanding common shares and the associated dollar amounts is presented below:

	Number of
	Common
(in thousands except share amounts)	Shares

Balance-January 1, 2021	678,981,882	$1,366,710
Issued for cash:
Unit issue proceeds-total	110,023,950	144,214
Less: allocation to share purchase warrants liability (note 15)	—	(13,234)
Unit issue costs-total	—	(8,584)
Less: allocation to share purchase warrants issue expense	—	791
Other share issue proceeds-total	13,996,486	19,889
Less: other share issue costs	—	(1,798)
Share option exercises	8,451,848	6,300
Share purchase warrant exercises	5,500	14
Share option exercises-transfer from contributed surplus	—	2,157
Share unit exercises-transfer from contributed surplus	970,329	566
Share purchase warrant exercises-warrant liability settled	—	4
	133,448,113	150,319
Balance-December 31, 2021	812,429,995	$1,517,029

Issued for cash:
Shares issued for cash-total	11,042,862	20,200
Less:share issue costs	—	(599)
Other share issue-total	128,052	219
Less: other share issue costs	—	(50)
Share option exercises	2,169,681	1,459
Share option exercises-transfer from contributed surplus	—	550
Share unit exercises-transfer from contributed surplus	555,002	401
	13,895,597	22,180
Balance-December 31, 2022	826,325,592	$1,539,209

Unit and Other Share Issues

In January and February 2021, Denison, through its agents, issued 4,230,186 common shares under its at-the-market (“ATM”) program that was established pursuant to the equity distribution agreement dated November 13, 2020 (“2020 ATM Program”) and qualified by a prospectus supplement to its short form base shelf prospectus dated June 2, 2020 (“2020 Shelf Prospectus”). The common shares were issued at an average price of $0.93 per share for aggregate gross proceeds of $3,914,000. The Company also recognized issue costs of $466,000 related to its ATM share issuances, which includes $78,000 of commissions and $384,000 associated with the set-up of the 2020 ATM Program, which were previously deferred on the balance sheet and included in Prepaid expenses and other at December 31, 2020. In connection with the public offering completed on March 22, 2021 (see below), the Company terminated its 2020 ATM Program.

On February 19, 2021, the Company completed a public offering by way of a prospectus supplement to the 2020 Shelf Prospectus of 31,593,950 units of the Company at USD$0.91 per unit for gross proceeds of $36,265,000 (USD$28,750,000), including the full exercise of the underwriters’ over-allotment option of 4,120,950 units. Each unit consisted of one common share and one-half of one transferable common share purchase warrant of the Company. Each full warrant is exercisable to acquire one common share of the Company at an exercise price of USD$2.00 for 24 months after issuance. A portion of the gross proceeds was allocated to share warrant liabilities on a relative fair value basis (see note 15) and the pro-rata share of the issue costs associated with the offering was expensed within Other expense (see note 21).

On March 3, 2021, the Company completed a private placement of 5,926,000 flow-through common shares at a price of $1.35 per share for gross proceeds of approximately $8,000,000. The income tax benefits of this issue were renounced to subscribers with an effective date of December 31, 2021. The related flow-through share premium liability was valued at $nil as the issue price was less than the Company’s observed share price on the date of issue.

On March 22, 2021, the Company completed a public offering by way of a prospectus supplement to the 2020 Shelf Prospectus of 78,430,000 units of the Company at USD$1.10 per unit for gross proceeds of $107,949,000 (USD$86,273,000), including the full exercise of the underwriters’ over-allotment option of 10,230,000 units. Each unit consisted of one common share and one-half of one transferable common share purchase warrant of the Company. Each full warrant is exercisable to acquire one common share of the Company at an exercise price of USD$2.25 for 24 months after issuance. A portion of the gross proceeds was allocated to share warrant liabilities on a relative fair value basis (see note 15) and the pro-rata share of the issue costs associated with the offering was expensed within Other expense (see note 21).

On September 16, 2021, the Company filed a short form base shelf prospectus with the securities’ regulatory authorities in each of the provinces and territories in Canada a registration statement on Form F-10 and in the United States (“2021 Shelf Prospectus”). Under the 2021 Shelf Prospectus, the Company is qualified to issue securities, in amounts, at prices, and on terms to be determined based on market conditions at the time of sale and as set forth in the 2021 Shelf Prospectus, for an aggregate offering amount of up to $250,000,000 during the 25-month period ending on October 16, 2023.

On September 28, 2021, Denison entered into an equity distribution agreement providing for an ATM equity offering program qualified by a prospectus supplement to the 2021 Shelf Prospectus (“2021 ATM Program”). The 2021 ATM Program will allow Denison, through its agents, to, from time to time, offer and sell, in Canada and the United States, such number of common shares as would have an aggregate offering price of up to USD$50,000,000.

During the year ended December 31, 2021, the Company issued 3,840,000 shares under the 2021 ATM Program. The common shares were issued at an average price of $2.08 per share for aggregate gross proceeds of $7,975,000. The Company also recognized issue costs of $748,000 related to its ATM share issuances which includes $160,000 of commissions and $588,000 associated with the set-up and maintenance of the 2021 Shelf Prospectus and 2021 ATM Program.

During the year ended December 31, 2022, the Company issued 11,042,862 shares under the 2021 ATM Program. The common shares were issued at an average price of $1.83 per share for aggregate gross proceeds of $20,200,000. The Company also recognized issue costs of $599,000 related to these ATM share issuances, which includes $404,000 of commissions and $195,000 associated with the maintenance of the 2021 Shelf Prospectus and 2021 ATM Program.

In total, as at December 31, 2022, the Company has issued 14,883,162 shares under the 2021 ATM Program for aggregate gross proceeds of $28,175,000. The common shares were issued at an average price of $1.88. The Company also recognized total issue costs of $1,347,000 related to its ATM share issuances which includes $564,000 of commissions and $783,000 associated with the set-up and maintenance of the 2021 Shelf Prospectus and 2021 ATM Program.

Flow-Through Share Issues

During the years ended December 31, 2022 and December 31, 2021 the Company financed a portion of its exploration programs through the use of flow-through share issuances. Canadian income tax deductions relating to these expenditures are claimable by the investors and not by the Company.

As at December 31, 2021, the Company estimates that it has satisfied its obligation to spend $930,000 on eligible exploration expenditures in fiscal 2021 in connection with the issuance of flow-through shares in December 2020. The Company renounced the income tax benefits of this issue in February 2021, with an effective date of renunciation to its subscribers of December 31, 2020. In conjunction with the renunciation, the flow-through share premium liability at December 31, 2020 has been extinguished and a deferred tax recovery has been recognized in the first quarter of 2021 (see note 17).

As at December 31, 2022, the Company estimates that it has satisfied its obligation to spend $8,000,000 on eligible exploration expenditures by the end of fiscal 2022 due to the issuance of flow-through shares in March 2021. The Company renounced the income tax benefits of this issue in February 2022, with an effective date of renunciation to its subscribers of December 31, 2021.